EVENTS OCCURRING AFTER THE REPORTING PERIOD	9 Months Ended
Mar. 31, 2023
EVENTS OCCURRING AFTER THE REPORTING PERIOD
EVENTS OCCURRING AFTER THE REPORTING PERIOD

21.   EVENTS OCCURRING AFTER THE REPORTING PERIOD

On May 12, 2023, the board of directors of the Company approved the 2023 Omnibus Equity Incentive Plan, which amends and restates in its entirety (i) the Employee Stock Purchase Plan, (ii) the Equity Compensation Plan, (iii) the Employee Stock Option Plan, and (iv) the Stand Alone Stock Option Grant to certain Directors and senior management. On May 15, 2023, the company filed with the SEC an S-8 form for the purpose of registering 1.7 million shares issuable under this plan.

Subsequent to March 31, 2023, there have been no other situations or circumstances that may require significant adjustments or further disclosure in these unaudited interim condensed consolidated financial statements that were not mentioned above.